BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Shares Value
Common Stocks — 96.9%
Aerospace & Defense — 0.9%
Curtiss-Wright Corp. ................. 407 $ 37,957
HEICO Corp. ..................... 2,145 224,496
Hexcel Corp.
(a)
..................... 467 15,668
L3Harris Technologies, Inc. ............ 1,921 326,263
Lockheed Martin Corp. ............... 1,333 510,912
Mercury Systems, Inc.
(b)
.............. 310 24,012
Northrop Grumman Corp. ............. 1,127 355,557
Teledyne Technologies, Inc.
(b)
........... 601 186,436
1,681,301
Airlines — 0.2%
Alaska Air Group, Inc. ................ 5,466 200,220
Delta Air Lines, Inc. ................. 1,772 54,188
United Airlines Holdings, Inc.
(b)
.......... 3,786 131,563
385,971
Auto Components — 0.2%
Aptiv plc ......................... 3,932 360,486
Automobiles — 1.2%
Harley-Davidson, Inc. ................ 4,227 103,731
Tesla, Inc.
(b)
....................... 4,955 2,125,744
2,229,475
Banks — 2.5%
Bank of America Corp. ............... 41,214 992,845
Bank of Hawaii Corp.
(a)
............... 1,562 78,912
Bank OZK
(a)
...................... 2,188 46,648
Comerica, Inc. ..................... 570 21,803
Cullen/Frost Bankers, Inc.
(a)
............ 5,563 355,754
First Horizon National Corp. ............ 4,343 40,954
First Republic Bank ................. 3,815 416,064
JPMorgan Chase & Co. .............. 12,876 1,239,573
Prosperity Bancshares, Inc. ............ 960 49,757
Wells Fargo & Co. .................. 56,526 1,328,926
Zions Bancorp NA .................. 521 15,224
4,586,460
Beverages — 1.7%
Brown-Forman Corp., Class B .......... 2,751 207,205
PepsiCo, Inc. ..................... 20,944 2,902,839
3,110,044
Biotechnology — 3.2%
AbbVie, Inc. ...................... 22,420 1,963,768
Amgen, Inc. ...................... 5,625 1,429,650
Biogen, Inc.
(b)
..................... 1,373 389,493
Gilead Sciences, Inc. ................ 25,475 1,609,765
Immunomedics , Inc.
(b)
................ 1,155 98,210
Moderna , Inc.
(b)
.................... 1,574 111,360
Regeneron Pharmaceuticals, Inc.
(b)
....... 550 307,879
5,910,125
Building Products — 0.8%
Allegion plc ....................... 13,198 1,305,414
Lennox International, Inc. ............. 556 151,571
Trex Co., Inc.
(b)
.................... 552 39,524
1,496,509
Capital Markets — 3.9%
Ameriprise Financial, Inc. ............. 1,602 246,884
Cboe Global Markets, Inc. ............. 5,188 455,195
Charles Schwab Corp. (The) ........... 30,514 1,105,522
CME Group, Inc. ................... 2,776 464,453
FactSet Research Systems, Inc. ......... 2,038 682,485
Franklin Resources, Inc.
(a)
............. 980 19,943
Intercontinental Exchange, Inc. ......... 5,176 517,859
Security Shares Value
Capital Markets (continued)
Invesco Ltd. ...................... 1,436 $ 16,385
MarketAxess Holdings, Inc. ............ 117 56,346
Moody's Corp. ..................... 5,363 1,554,465
S&P Global, Inc. ................... 4,552 1,641,451
State Street Corp. .................. 1,172 69,535
T. Rowe Price Group, Inc. ............. 892 114,372
TD Ameritrade Holding Corp. ........... 1,537 60,174
7,005,069
Chemicals — 1.9%
Air Products & Chemicals, Inc. .......... 1,047 311,859
Ecolab, Inc. ...................... 8,398 1,678,256
FMC Corp. ....................... 2,484 263,080
PPG Industries, Inc. ................. 5,594 682,916
Sherwin-Williams Co. (The) ............ 678 472,390
3,408,501
Commercial Services & Supplies — 0.3%
Cintas Corp. ...................... 1,226 408,050
Copart , Inc.
(b)
..................... 594 62,465
470,515
Communications Equipment — 1.4%
Cisco Systems, Inc. ................. 63,113 2,486,021
Construction & Engineering — 0.5%
EMCOR Group, Inc. ................. 8,327 563,821
MasTec , Inc.
(b)
..................... 6,486 273,709
837,530
Consumer Finance — 0.6%
Ally Financial, Inc. .................. 19,782 495,935
American Express Co. ............... 5,749 576,337
1,072,272
Distributors — 0.4%
Genuine Parts Co.
(a)
................. 7,761 738,614
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.
(b)
.... 2,125 323,085
H&R Block, Inc. .................... 8,131 132,454
ServiceMaster Global Holdings, Inc.
(b)
..... 986 39,322
Strategic Education, Inc. .............. 265 24,239
519,100
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B
(b)
...... 8,338 1,775,494
Diversified Telecommunication Services — 0.9%
AT&T, Inc. ........................ 21,952 625,852
CenturyLink, Inc.
(a)
.................. 7,646 77,148
Verizon Communications, Inc. .......... 14,499 862,545
1,565,545
Electric Utilities — 1.5%
Alliant Energy Corp. ................. 2,901 149,837
Eversource Energy ................. 6,030 503,807
IDACORP, Inc. .................... 1,979 158,122
NextEra Energy, Inc. ................ 4,557 1,264,841
Pinnacle West Capital Corp. ........... 2,319 172,881
Xcel Energy, Inc. ................... 7,732 533,585
2,783,073
Electrical Equipment — 0.6%
AMETEK, Inc. ..................... 4,343 431,694
Hubbell, Inc. ...................... 4,435 606,886
1,038,580
Electronic Equipment, Instruments & Components — 0.3%
Avnet, Inc. ....................... 9,549 246,746
National Instruments Corp.
(a)
........... 10,272 366,710

BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A
(b)
...... 88 $ 22,217
635,673
Energy Equipment & Services — 0.2%
Baker Hughes Co.
(a)
................. 8,483 112,739
Schlumberger NV .................. 7,864 122,364
TechnipFMC plc .................... 25,202 159,025
394,128
Entertainment — 1.6%
Activision Blizzard, Inc. ............... 9,295 752,430
Electronic Arts, Inc.
(b)
................ 1,176 153,362
Netflix, Inc.
(b)
...................... 2,863 1,431,586
Roku, Inc.
(b)
....................... 850 160,480
Walt Disney Co. (The) ............... 3,015 374,101
2,871,959
Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc. ...... 1,738 278,080
American Tower Corp. ............... 3,494 844,605
AvalonBay Communities, Inc. .......... 1,799 268,663
Camden Property Trust ............... 1,692 150,554
Equity Residential .................. 12,579 645,680
Macerich Co. (The)
(a)
................ 7,872 53,451
Prologis, Inc. ...................... 23,765 2,391,234
4,632,267
Food & Staples Retailing — 1.3%
Costco Wholesale Corp. .............. 6,833 2,425,715
Food Products — 1.9%
General Mills, Inc. .................. 22,186 1,368,432
Hershey Co. (The) .................. 7,625 1,092,968
Hormel Foods Corp.
(a)
................ 3,150 154,004
McCormick & Co., Inc. (Non-Voting) ...... 4,571 887,231
3,502,635
Gas Utilities — 0.0%
UGI Corp. ........................ 1,229 40,532
Health Care Equipment & Supplies — 3.1%
Abbott Laboratories ................. 9,839 1,070,778
Dentsply Sirona, Inc. ................ 731 31,967
DexCom , Inc.
(b)
.................... 1,681 692,959
Edwards Lifesciences Corp.
(b)
.......... 16,729 1,335,309
Hologic , Inc.
(b)
..................... 4,677 310,880
IDEXX Laboratories, Inc.
(b)
............. 1,825 717,426
Medtronic plc ..................... 5,283 549,009
Quidel Corp.
(b)
..................... 211 46,289
Stryker Corp. ..................... 3,532 735,963
West Pharmaceutical Services, Inc. ...... 355 97,589
5,588,169
Health Care Providers & Services — 2.1%
1Life Healthcare, Inc.
(b)
............... 6,701 190,040
Anthem, Inc. ...................... 2,964 796,101
Cardinal Health, Inc. ................. 3,079 144,559
Cigna Corp. ...................... 1,271 215,320
CVS Health Corp. .................. 3,823 223,263
HCA Healthcare, Inc. ................ 1,121 139,766
Laboratory Corp. of America Holdings
(b)
.... 127 23,910
McKesson Corp. ................... 4,477 666,760
Quest Diagnostics, Inc. ............... 1,922 220,050
UnitedHealth Group, Inc. .............. 3,709 1,156,355
3,776,124
Security Shares Value
Health Care Technology — 1.1%
(b)
Teladoc Health, Inc.
(a)
................ 4,804 $ 1,053,229
Veeva Systems, Inc., Class A ........... 3,393 954,078
2,007,307
Hotels, Restaurants & Leisure — 1.1%
Caesars Entertainment, Inc.
(b)
.......... 7,015 393,261
Chipotle Mexican Grill, Inc.
(b)
........... 54 67,160
Darden Restaurants, Inc. ............. 2,605 262,428
Domino's Pizza, Inc. ................. 43 18,287
Dunkin' Brands Group, Inc. ............ 3,527 288,897
Extended Stay America, Inc. ........... 19,669 235,045
Penn National Gaming, Inc.
(b)
........... 2,916 211,993
Texas Roadhouse, Inc.
(a)
.............. 1,904 115,744
Vail Resorts, Inc. ................... 1,432 306,405
Wyndham Destinations, Inc. ........... 3,604 110,859
2,010,079
Household Products — 2.2%
Church & Dwight Co., Inc. ............. 3,656 342,604
Clorox Co. (The)
(a)
.................. 8,997 1,890,900
Colgate-Palmolive Co. ............... 11,776 908,518
Procter & Gamble Co. (The) ........... 6,668 926,785
4,068,807
Industrial Conglomerates — 1.0%
3M Co. .......................... 1,451 232,421
Carlisle Cos., Inc. .................. 2,192 268,235
Honeywell International, Inc. ........... 6,360 1,046,920
Roper Technologies, Inc. .............. 691 273,021
1,820,597
Insurance — 1.4%
Aflac, Inc. ........................ 2,172 78,952
Allstate Corp. (The) ................. 259 24,382
Athene Holding Ltd., Class A
(b)
.......... 6,805 231,914
Brighthouse Financial, Inc.
(b)
........... 340 9,149
Brown & Brown, Inc. ................. 2,211 100,092
Cincinnati Financial Corp. ............. 7,320 570,740
First American Financial Corp. .......... 6,617 336,872
Lincoln National Corp. ............... 10,050 314,867
Marsh & McLennan Cos., Inc. .......... 3,708 425,308
Progressive Corp. (The) .............. 706 66,837
Unum Group ...................... 15,948 268,405
Willis Towers Watson plc .............. 727 151,812
2,579,330
Interactive Media & Services — 5.0%
(b)
Alphabet, Inc., Class A ............... 2,407 3,527,699
Alphabet, Inc., Class C ............... 1,664 2,445,415
Facebook, Inc., Class A .............. 5,866 1,536,305
Twitter, Inc. ....................... 33,925 1,509,662
9,019,081
Internet & Direct Marketing Retail — 4.6%
(b)
Amazon.com, Inc. .................. 2,520 7,934,800
Grubhub , Inc. ..................... 515 37,250
Wayfair, Inc., Class A ................ 1,431 416,435
8,388,485
IT Services — 5.2%
Accenture plc, Class A ............... 1,221 275,934
Automatic Data Processing, Inc. ......... 6,182 862,327
DXC Technology Co. ................ 2,751 49,105
Fiserv, Inc.
(b)
...................... 8,180 842,949
Mastercard , Inc., Class A
(a)
............ 5,265 1,780,465
PayPal Holdings, Inc.
(b)
............... 16,855 3,320,941
Visa, Inc., Class A .................. 11,828 2,365,245
9,496,966

BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.
(b)
........ 405 $ 19,695
Agilent Technologies, Inc. ............. 2,550 257,397
Avantor , Inc.
(b)
..................... 5,114 115,014
Thermo Fisher Scientific, Inc. ........... 183 80,798
472,904
Machinery — 2.4%
AGCO Corp. ...................... 3,453 256,454
Deere & Co. ...................... 7,295 1,616,791
Fortive Corp. ...................... 2,519 191,973
Oshkosh Corp. .................... 6,537 480,469
PACCAR, Inc. ..................... 1,015 86,559
Snap-on, Inc. ..................... 2,281 335,604
Xylem, Inc. ....................... 16,348 1,375,194
4,343,044
Media — 2.1%
Altice USA, Inc., Class A
(b)
............. 2,542 66,092
Cable One, Inc. .................... 12 22,625
Comcast Corp., Class A .............. 13,555 627,054
Discovery, Inc., Class A
(b)
............. 62,025 1,350,284
Discovery, Inc., Class C
(b)
............. 1,848 36,221
Interpublic Group of Cos., Inc. (The) ...... 41,234 687,371
Liberty Media Corp.-Liberty SiriusXM , Class A
(b)
474 15,723
Nexstar Media Group, Inc., Class A ....... 1,989 178,871
Sirius XM Holdings, Inc. .............. 154,920 830,371
TEGNA, Inc. ...................... 2,105 24,734
ViacomCBS , Inc. ................... 1,418 39,718
3,879,064
Metals & Mining — 0.2%
Reliance Steel & Aluminum Co. ......... 2,455 250,508
Steel Dynamics, Inc. ................. 4,489 128,520
379,028
Multiline Retail — 0.2%
Kohl's Corp. ...................... 7,206 133,527
Nordstrom, Inc.
(a)
................... 18,077 215,478
349,005
Multi-Utilities — 1.6%
Ameren Corp. ..................... 6,999 553,481
CMS Energy Corp. .................. 26,169 1,607,038
Consolidated Edison, Inc. ............. 8,967 697,633
2,858,152
Oil, Gas & Consumable Fuels — 1.6%
Chevron Corp. ..................... 3,359 241,848
Concho Resources, Inc. .............. 3,722 164,215
ConocoPhillips .................... 16,499 541,827
Continental Resources, Inc.
(a)
........... 12,610 154,851
EOG Resources, Inc. ................ 16,797 603,684
Hess Corp. ....................... 2,580 105,599
Marathon Oil Corp. .................. 27,009 110,467
ONEOK, Inc. ...................... 1,533 39,827
Phillips 66 ........................ 2,203 114,203
Suncor Energy, Inc.
(a)
................ 10,884 133,111
Valero Energy Corp. ................. 8,486 367,614
Williams Cos., Inc. (The) .............. 21,144 415,480
2,992,726
Personal Products — 0.0%
Coty, Inc., Class A .................. 18,793 50,741
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co. .............. 7,210 434,691
Catalent , Inc.
(b)
.................... 899 77,008
Johnson & Johnson ................. 14,861 2,212,506
Merck & Co., Inc. ................... 21,994 1,824,402
Security Shares Value
Pharmaceuticals (continued)
Pfizer, Inc. ....................... 31,245 $ 1,146,691
Zoetis, Inc. ....................... 7,656 1,266,073
6,961,371
Professional Services — 0.4%
IHS Markit Ltd. .................... 2,384 187,168
Robert Half International, Inc. ........... 7,169 379,527
Verisk Analytics, Inc. ................. 832 154,178
720,873
Road & Rail — 0.3%
CSX Corp. ....................... 4,798 372,661
Landstar System, Inc. ................ 360 45,176
Old Dominion Freight Line, Inc. ......... 706 127,730
545,567
Semiconductors & Semiconductor Equipment — 4.9%
Analog Devices, Inc. ................. 6,069 708,495
Applied Materials, Inc. ............... 25,371 1,508,306
Cirrus Logic, Inc.
(b)
.................. 5,155 347,705
Intel Corp. ....................... 50,311 2,605,104
NVIDIA Corp. ..................... 6,642 3,594,783
Silicon Laboratories, Inc.
(b)
............. 557 54,502
Texas Instruments, Inc. ............... 366 52,261
8,871,156
Software — 10.1%
ACI Worldwide, Inc.
(b)
................ 2 52
Adobe, Inc.
(b)
...................... 4,062 1,992,127
Cadence Design Systems, Inc.
(b)
........ 962 102,578
HubSpot , Inc.
(b)
.................... 400 116,892
Intuit, Inc. ........................ 2,049 668,404
Microsoft Corp. .................... 51,016 10,730,195
RingCentral, Inc., Class A
(b)
............ 404 110,943
salesforce.com, Inc.
(b)
................ 12,694 3,190,256
ServiceNow , Inc.
(b)
.................. 1,231 597,035
VMware, Inc., Class A
(b)
.............. 6,121 879,404
18,387,886
Specialty Retail — 2.8%
Best Buy Co., Inc. .................. 2,108 234,599
Five Below, Inc.
(b)
................... 1,106 140,462
Home Depot, Inc. (The) .............. 10,551 2,930,118
Lowe's Cos., Inc. ................... 7,011 1,162,845
TJX Cos., Inc. (The) ................. 11,143 620,108
5,088,132
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc. ....................... 75,287 8,718,987
Hewlett Packard Enterprise Co.
(a)
........ 48,468 454,145
HP, Inc. ......................... 8,029 152,471
NetApp, Inc. ...................... 6,640 291,098
9,616,701
Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc.
(b)
............. 2,683 883,700
NIKE, Inc., Class B ................. 8,104 1,017,376
Ralph Lauren Corp. ................. 7,216 490,471
2,391,547
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc. ...... 14,095 116,566
Trading Companies & Distributors — 0.7%
Fastenal Co. ...................... 1,470 66,282
GATX Corp.
(a)
..................... 6,614 421,643
SiteOne Landscape Supply, Inc.
(b)
........ 232 28,292
WW Grainger, Inc. .................. 2,076 740,655
1,256,872

BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc. ......... 9,687 $ 178,628
United States Cellular Corp.
(b)
.......... 3,600 106,308
284,936
Total Common Stocks — 96.9%
(Cost: $153,859,668) ............................. 176,284,810
Rights — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co. (Expires 12/31/2020) 4,480 10,080
Total Rights — 0.0%
(Cost: $9,542) ................................. 10,080
Total Long-Term Investments — 96.9%
(Cost: $153,869,210) ............................. 176,294,890
Security Shares Value
Short-Term Securities — 6.3%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02% ................... 5,298,386 $ 5,298,386
SL Liquidity Series, LLC, Money Market Series,
0.25%
(d)
....................... 6,163,616 6,166,082
Total Short-Term Securities — 6.3%
(Cost: $11,464,468) .............................. 11,464,468
Total Investments — 103.2%
(Cost: $165,333,678 ) ............................. 187,759,358
Liabilities in Excess of Other Assets — (3.2)% ............ (5,858,632)
Net Assets — 100.0% .............................. $ 181,900,726
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,471,977 $ 3,826,409 $ — $ — $ — $ 5,298,386 5,298,386 $ 8,050 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 7,956,293 — (1,783,261) (6,950) — 6,166,082 6,163,616 25,503
(b)
—
$ (6,950) $ — $ 11,464,468 $ 33,553 —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 34 12/18/20 $ 5,698 $ (14,558)
Glossary of Terms Used in this Report
Portfolio Abbreviations
S&P Standard & Poor's
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment spe eds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 176,294,890 $ — $ — $ 176,294,890
Short-Term Securities ....................................... 5,298,386 — — 5,298,386
Subtotal ....................................................
$ 181,593,276 $ — $ — $ 181,593,276
Investments Valued at NAV
(a)
...................................... 6,166,082
$ —
Total Investments .............................................. $ 187,759,358
$ —

BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Liabilities:
Equity contracts ........................................... $ (14,558) $ — $ — $ (14,558)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.